Subordinated liabilities - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) £ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued capital, preference shares | £	£ 74,000,000
Preference shares with voting rights (in percent)	1
Free float percentage of listed preference shares (in percent)	0.9999
Shares outstanding (in number of shares)	59,181,971,051
Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Percentage of voting rights represented	0.0050
% of share capital	0.50%	0.49%	0.54%
Shares outstanding (in number of shares)	296,227,449	296,227,449	343,501,265
Preference shares £m | 6% Non-cumulative Redeemable Preference shares of GBP0.25
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
% of share capital	0.00%	0.00%	0.00%
Borrowings, interest rate (in percent)	6.00%
Shares outstanding (in number of shares)	400	400	400
Par value per share (in GBP per share) | £ / shares	£ 0.25
Total par value of shares | £	£ 100